Acquisitions (Narrative) (Details) € in Millions, $ in Millions, SFr in Billions				12 Months Ended
	Dec. 11, 2014 CHF (SFr)	Dec. 11, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) Reporting_Unit Business	Dec. 31, 2013 USD ($) Business	Dec. 31, 2013 EUR (€) Business	Dec. 31, 2012 USD ($) Reporting_Unit Business
Business Acquisition [Line Items]
Cash paid for acquisitions				$ 3,128.4	$ 882.5		$ 1,607.7
Goodwill				$ 1,643.6	517.5		$ 874.5
Number of segments | Reporting_Unit				5			5
Nobel Biocare
Business Acquisition [Line Items]
Percentage of voting interests acquired	97.00%	97.00%
Cash paid for acquisitions	SFr 1.9	$ 1,900.0
Revenue reported by acquired entity for last annual period			$ 780.0			€ 567
Goodwill		$ 1,000.0		$ 1,013.6
Transaction costs			$ 12.0	12.0	12.0
Impact of pre-tax charges reflected in earnings				5.0
Fair value adjustments to inventory					27.0
Others
Business Acquisition [Line Items]
Cash paid for acquisitions				1,300.0	883.0		$ 1,600.0
Revenue reported by acquired entity for last annual period				$ 420.0	$ 300.0		$ 620.0
Number of businesses acquired | Business				16	12	12	13
Goodwill				$ 630.0	$ 518.0		$ 875.0
Others | Discontinued operations
Business Acquisition [Line Items]
Cash paid for acquisitions					$ 75.0		$ 189.0
Number of businesses acquired | Business					2	2	1